VARIABLE INTEREST ENTITY (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Variable Interest Entity 1		38,000,000
Variable Interest Entity 2	5,400,000
Variable Interest Entity 3	2,969,204
Variable Interest Entity 4	3,188,700
Variable Interest Entity 5	448,279
Variable Interest Entity 6	228,783
Variable Interest Entity 7	992,050
Variable Interest Entity 8	1,038,176
Variable Interest Entity 9	164,920
Variable Interest Entity 10	118,794
Variable Interest Entity 11	660,781
Variable Interest Entity 12	385,099
Variable Interest Entity 13	275,682
Variable Interest Entity 14	45,000,000
Variable Interest Entity 15	97,170,000
Variable Interest Entity 16	45,100,000
Variable Interest Entity 17	35,620,000
Variable Interest Entity 18	20,660,000
Variable Interest Entity 19	21,330,000
Variable Interest Entity 20	60,600,000
Variable Interest Entity 21	14,220,000
Variable Interest Entity 22	$ 7,320,000